UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22500

                            O’Connor Fund of Funds: Multi-Strategy

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                      Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                           Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 525-6000

Date of fiscal year end:   March 31

Date of reporting period:   July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

FORM N-PX SPREADSHEET*

REGISTRANT NAME:                      OCFOF Multi Strat

INVESTMENT COMPANY ACT FILE NUMBER: 811-22500

REPORTING PERIOD:             07/01/2012 - 06/30/2013

REGISTRANT ADDRESS:      677 Washington Blvd, Stamford, CT 06901

NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Products Invested	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management (Final Outcome)

Axonic Credit Opportunities	OCFOF Multi Strat	N/A	N/A	October 1, 2012	shareholder resolution to change the M&A, OM and LPA and consent to variation to class rights	Issuer	Yes	Approved	Approved

Aviva Fixed Income Macro Fund	OCFOF Multi Strat	N/A	N/A	November 12, 2012	EGM: Appoint a chairman and amend and re-state the company’s Memorandum and Articles	Issuer	Yes	Approved	Approved

Mariner Tricadia Credit Strategies Ltd	OCFOF Multi Strat	N/A	N/A	December 31, 2012	Proposed name change to Tricadia Credit Strategies Ltd	Issuer	Yes	Approved	Approved

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	O’Connor Fund of Funds: Multi-Strategy

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8-23-2013

*Print the name and title of each signing officer under his or her signature.